Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
633,546 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27
(Cost - $598) $ 606
Mortgage Backed (43%
)
1,608,988 Fannie Mae-Aces 2017-M15, 3.16%,
11/25/27 (a) 1,553
763,775 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.53%, 8/01/51 (b) 690
854,273 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.44%, 7/01/52 (b) 839
650,000 FHLMC Multifamily Structured Pass-Through
Certificates K728, 3.13%, 8/25/24 (a) 647
865,868 FHLMC Multifamily Structured Pass-Through
Certificates K045, 3.02%, 1/25/25  855
8,104 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.334%),
5.67%, 3/25/25 (b) 8
700,000 FHLMC Multifamily Structured Pass-Through
Certificates K058, 2.65%, 8/25/26  674
1,034,063 FHLMC Multifamily Structured Pass-Through
Certificates K061, 3.35%, 11/25/26 (a) 1,005
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505, 4.82%, 6/25/28  1,216
588,384 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 2.41%, 5/25/50 (a) 579
283,376 FN AS4186 15YR , 2.50%, 1/01/30  270
166,108 FN AS6443 15YR , 3.00%, 12/01/30  160
295,657 FN AS8013 15YR , 2.50%, 9/01/31  280
321,583 FN BM4153 15YR , 3.00%, 6/01/33  308
1,356,610 FN BM7166 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.341%),
5.19%, 3/01/53 (b) 1,365
401,011 FN BP6814 ARM , (FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610%), 2.29%,
5/01/50 (b) 365
757,313 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (b) 674
795,381 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
3.78%, 6/01/52 (b) 769
1,160,820 FN FS2395 15YR , 3.50%, 7/01/37  1,120
1,139,412 FN MA4694 15YR , 3.50%, 8/01/37  1,096
1,667,783 FN MA4869 30YR , 5.50%, 1/01/53  1,672
873,920 FN MA5072 30YR , 5.50%, 7/01/53  875
870,102 FN MA5110 15YR , 5.00%, 8/01/38  872
500,000 FNCI , 5.00%, 8/15/3915YR TBA (c) 501
985,740 FNR 2024-21 DA 2024-21, 5.50%, 12/25/46  991
Principal
or Shares Security Description
Value
(000)
66,244 FNR FA 2002-10, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864%),
6.21%, 2/25/32 (b) $ 66
747,902 FR SB8192 15YR , 5.00%, 10/01/37  751
1,609,084 FR SB8206 15YR , 5.00%, 1/01/38  1,615
1,711,845 FR SD2184 30YR , 6.00%, 1/01/53  1,740
896,698 FR SD8308 30YR , 5.50%, 3/01/53  899
799,368 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (a) 751
857,715 FRESB Mortgage Trust 2017-SB38, 2.92%,
8/25/27 (a) 820
761,971 FRESB Mortgage Trust 2018-SB56, 3.69%,
10/25/28 (a) 741
452,587 FRESB Mortgage Trust 2019-SB59, 3.47%,
1/25/29 (a) 436
954,973 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (a) 895
263,965 G2 778200 , 4.00%, 2/20/32  258
270,489 G2 778203 , 4.75%, 2/20/32  270
593,716 G2 AD0857 , 3.75%, 9/20/33  574
235,065 G2 AY5132 , 3.25%, 7/20/37  223
460,562 G2 AY5138 , 3.25%, 12/20/37  436
280,755 GN 728153 , 5.50%, 10/15/29  283
201,482 GNR ST 2014-79, 33.00%, 7/20/29 (a)(d) 1
Total Mortgage Backed (Cost - $31,775)
30,143
U.S. Government Agency (1%
)
500,000 Federal Home Loan Mortgage Corp., 4.00%,
2/28/25
(Cost - $500) 497
U.S. Treasury (53%
)
4,500,000 U.S. Treasury Note , 2.88%, 6/15/25  4,426
4,500,000 U.S. Treasury Note , 3.50%, 9/15/25  4,444
1,500,000 U.S. Treasury Note , 4.00%, 12/15/25  1,490
1,400,000 U.S. Treasury Note , 4.00%, 2/15/26  1,391
6,000,000 U.S. Treasury Note , 3.63%, 5/15/26  5,926
6,000,000 U.S. Treasury Note , 4.38%, 12/15/26  6,027
7,700,000 U.S. Treasury Note , 4.00%, 1/15/27  7,671
5,500,000 U.S. Treasury Note , 3.25%, 6/30/27  5,379
Total U.S. Treasury (Cost - $36,769)
36,754
Investment Company (2%
)
1,664,368 Payden Cash Reserves Money Market Fund *
(Cost - $1,664)
1,664
Total Investments (Cost - $71,306) (100%)
69,664
Liabilities in excess of Other Assets (0%)
(65)
Net Assets (100%) $ 69,599
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 30 Sep-24 $ 3,237 $ 62 $ 62